Property, Plant and Equipment - Additional Information (Details) $ in Millions					1 Months Ended		3 Months Ended		12 Months Ended			20 Months Ended	37 Months Ended		44 Months Ended
	Mar. 07, 2019 CAD ($)	Mar. 07, 2019 USD ($)	Jul. 23, 2015 CAD ($)	Jul. 23, 2015 USD ($)	Sep. 30, 2018 CAD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2019 USD ($)	Aug. 31, 2018 CAD ($)	Aug. 31, 2018 USD ($)	Mar. 07, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Impairment							$ 0	$ 0		$ 3,800,000
Deposit on anticipated sale of real property			$ 15.0	$ 11,200,000
Term of lease contract					3 years	3 years
Toronto transition costs									$ 13,200,000	$ 1,600,000	$ 0
Key management personnel of entity
Disclosure of transactions between related parties [line items]
Sales of property and other assets, related party transactions			$ 137.0	$ 100,000,000
Deposit on anticipated sale of real property					$ 122.0	$ 89,000,000							$ 53.5	$ 39,000,000
Percentage of interests in the Property Purchaser held by a Privately-held company									27.00%
Percentage of interest held									25.00%
Option to obtain non-voting interest in Assignee									5.00%
Sale of Property
Disclosure of transactions between related parties [line items]
Deposit on anticipated sale of real property															$ 110,000,000
Sale of Property | Mortgages | Key management personnel of entity
Disclosure of transactions between related parties [line items]
Deposit on anticipated sale of real property	$ 68.5	$ 50,000,000
Borrowings maturity term, related party transactions	2 years	2 years
Building improvements and equipment
Disclosure of transactions between related parties [line items]
Toronto transition costs									$ 15,000,000
Building improvements and equipment | Headquarters and manufacturing operations relocation
Disclosure of transactions between related parties [line items]
Toronto transition costs												$ 17,000,000